Note 5 - Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	September 30, 2021	December 31, 2020
Equipment and furnishings	$591,554	$543,836
Leasehold improvements	115,605	115,605
Total property and equipment	707,159	659,441
Accumulated depreciation and amortization	(538,506)	(511,700)
Property and equipment, net	$168,653	$147,741

	2020	2019
Laboratory equipment	$532,100	$534,577
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	11,736	11,736
Total property and equipment	659,441	661,918
Accumulated depreciation and amortization	(511,700)	(651,312)
Property and equipment, net	$147,741	$10,606